Interest and similar income and expenses and Income of financial assets and liabilities at fair value through profit or loss - Summary of Interest and Similar Expense (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interest Expense [Line items]
Interest and similar expense	R$ (69,305)	R$ (73,558)	R$ (75,958)
Deposits [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(20,492)	(17,478)	(18,559)
Securities sold under repurchase agreements [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(8,635)	(10,690)	(20,473)
Interbank market funds [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(24,929)	(28,878)	(13,231)
Institutional market funds [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(9,865)	(8,400)	(6,837)
Financial expense from technical provisions for insurance and private pension [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(5,346)	(8,121)	(16,720)
Other [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	R$ (38)	R$ 9	R$ (138)